CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 3,274	$ 2,661
Receivables, net	6,615	6,920
Programming and other inventory	1,461	1,429
Prepaid expenses and other current assets	1,970	1,532
Total current assets	13,320	12,542
Property and equipment, net	2,195	1,566
Programming and other inventory	15,028	13,924
Goodwill	1,600	10,508
Intangible assets, net	6,238	2,406
Operating lease assets	1,126	1,012
Deferred income tax assets, net	1,282	1,386
Other assets	2,553	2,828
Total Assets	43,342	46,172
Current Liabilities:
Accounts payable	906	953
Accrued expenses	2,077	2,199
Participants’ share and royalties payable	2,646	2,574
Accrued programming and production costs	1,832	1,720
Deferred revenues	1,355	825
Debt	433	0
Other current liabilities	1,350	1,360
Total current liabilities	10,599	9,631
Long-term debt	13,225	14,501
Participants’ share and royalties payable	1,361	1,310
Pension and postretirement benefit obligations	1,185	1,226
Deferred income tax liabilities, net	85	34
Operating lease liabilities	1,150	1,048
Programming obligations	400	260
Other liabilities	2,450	1,380
Commitments and contingencies (Note 18)
Parent stockholders’ equity:
Additional paid-in capital	13,386	33,394
Retained earnings (accumulated deficit)	(1,753)	7,487
Accumulated other comprehensive income (loss)	59	(1,604)
Total Parent stockholders’ equity	11,693	16,320
Noncontrolling interests	1,194	462
Total Equity	12,887	16,782
Total Liabilities and Equity	43,342	46,172
Class A Common Stock
Parent stockholders’ equity:
Common stock, value, issued	0	0
Class B Common Stock
Parent stockholders’ equity:
Common stock, value, issued	1	1
Treasury stock, at cost; — (2025) and 503 (2024) shares of Class B Common Stock	$ 0	$ (22,958)